Properties	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Properties
Properties

	December 31, 2018				December 31, 2017
In millions	Depreciation rate	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net

Properties including capital leases
Track and roadway (1)	2%	$38,352	$8,276	$30,076	$35,268	$7,924	$27,344
Rolling stock	5%	6,883	2,842	4,041	6,378	2,629	3,749
Buildings	2%	1,924	668	1,256	1,864	678	1,186
Information technology (2)	9%	1,795	686	1,109	1,408	644	764
Other	5%	2,124	833	1,291	1,951	805	1,146
Total properties including capital leases		$51,078	$13,305	$37,773	$46,869	$12,680	$34,189

Capital leases included in properties
Track and roadway (3)	$406	$80	$326	$415	$75	$340
Rolling stock	—	—	—	5	—	5
Buildings	27	9	18	109	30	79
Other	92	18	74	118	15	103
Total capital leases included in properties	$525	$107	$418	$647	$120	$527

(1)	As at December 31, 2018, includes land of $2,455 million (2017 - $2,314 million).

(2)	During 2018, the Company capitalized costs for internally developed software and related licenses of $283 million (2017 - $168 million).

(3)	As at December 31, 2018, includes right-of-way access of $107 million (2017 - $108 million).